HIGHER AND BETTER USE TIMBERLANDS AND REAL ESTATE DEVELOPMENT INVESTMENTS (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Real Estate, Land and Land Development Costs [Roll Forward]
Non-current portion, beginning balance	$ 105,595
Plus: Current portion, beginning balance	26,338
Total Balance, beginning	131,933
Non-cash cost of land and improved development	(33,820)
Amortization of parcel real estate development investments	(6,669)
Timber depletion from harvesting activities and basis of timber sold in real estate sales	(1,522)
Capitalized real estate development investments	33,637
Capital expenditures (silviculture)	340
Intersegment transfers	15,319
Total Balance, ending	139,218
Less: Current portion, ending balance	(29,608)
Non-current portion, ending balance	109,610
Capitalized interest	700
Parcel real estate development investments	7,800
Land and Timber
Real Estate, Land and Land Development Costs [Roll Forward]
Non-current portion, beginning balance	86,986
Plus: Current portion, beginning balance	1,699
Total Balance, beginning	88,685
Non-cash cost of land and improved development	(14,588)
Amortization of parcel real estate development investments	0
Timber depletion from harvesting activities and basis of timber sold in real estate sales	(1,522)
Capitalized real estate development investments	0
Capital expenditures (silviculture)	340
Intersegment transfers	15,319
Total Balance, ending	88,234
Less: Current portion, ending balance	(1,402)
Non-current portion, ending balance	86,832
Development Investments
Real Estate, Land and Land Development Costs [Roll Forward]
Non-current portion, beginning balance	18,609
Plus: Current portion, beginning balance	24,639
Total Balance, beginning	43,248
Non-cash cost of land and improved development	(19,232)
Amortization of parcel real estate development investments	(6,669)
Timber depletion from harvesting activities and basis of timber sold in real estate sales	0
Capitalized real estate development investments	33,637
Capital expenditures (silviculture)	0
Intersegment transfers	0
Total Balance, ending	50,984
Less: Current portion, ending balance	(28,206)
Non-current portion, ending balance	$ 22,778